SUPPLEMENT DATED SEPTEMBER 1, 2010

TO PROSPECTUSES DATED APRIL 30, 2010
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE,
SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE, AND
SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE, AND
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective November 15, 2010, the following funds of the Sun Capital Advisers Trust will change their name:

Current Name	New Name

SCSM Oppenheimer Large Cap Core Fund	SCSM BlackRock Large Cap Index Fund

SCSM Oppenheimer Main Street Small Cap Fund	SCSM BlackRock Small Cap Index Fund

Also effective on November 15, 2010, the sub-adviser to the funds will change to BlackRock Investment Management, LLC. Sun Capital Advisers LLC, our affiliate, continues to be the investment adviser to the SCSM BlackRock Large Cap Index Fund and SCSM BlackRock Small Cap Index Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

VUL SC Fund Name Change (US) 2010